SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Fair value method investment, number of shares held	1,043,397
Fair value method investment, ownership percentage	2.80%
Severance expenses	$ 252	$ 257	$ 231
Net gain (loss) on derivative transactions		134	(15)
Amount of unrealized gain in accumulated other comprehensive income	$ 5,367	$ 4,264	$ 6,405